S-K 1602(a)(3) Forepart, Sponsor Compensation	Sep. 10, 2025 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 300,000
BTIG [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	585,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Price Paid or to be Paid for Securities, Total Amount | $	$ 5,850,000
Private Placement [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	585,000
Private Placement [Member] | BTIG [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	200,000
Private Placement [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	385,000